Grants and Subsidies (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2023	May 31, 2024
Grants and Subsidies [Abstract]
Funding approved amount	$ 75
Issued amount	50
Fund received		$ 25
Fixed fee fund	366
Grant received		235
Federal government amount	$ 229
Accrued other income and accounts receivable		$ 305